UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021

                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Development Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                 Shares              Value ($)
                                                                            ----------------------------------


Common Stocks 93.8%
Consumer Discretionary 14.8%
Hotels Restaurants & Leisure 5.0%
Harrah's Entertainment, Inc.                                                     31,100             2,040,782
Station Casinos, Inc.                                                            64,100             4,136,373
The Cheesecake Factory, Inc.* (b)                                               130,250             3,997,372
                                                                                                 ------------
                                                                                                   10,174,527

Household Durables 1.9%
Harman International Industries, Inc.                                            49,000             3,850,420
                                                                                                 ------------
Specialty Retail 5.8%
Aeropostale, Inc.* (b)                                                          148,900             4,158,777
Chico's FAS, Inc.*                                                              178,500             4,574,955
Urban Outfitters, Inc.*                                                          68,200             3,021,260
                                                                                                 ------------
                                                                                                   11,754,992

Textiles, Apparel & Luxury Goods 2.1%
Polo Ralph Lauren Corp.                                                         116,800             4,099,680
                                                                                                 ------------
Consumer Staples 2.6%
Beverages 1.4%
Constellation Brands, Inc. "A"*                                                  51,700             2,725,107
                                                                                                 ------------
Household Products 1.2%
Jarden Corp.* (b)                                                                56,200             2,510,454
                                                                                                 ------------
Energy 6.3%
Energy Equipment & Services 2.2%
BJ Services Co.                                                                  45,100             2,198,625
Rowan Companies, Inc.                                                            84,700             2,247,091
                                                                                                 ------------
                                                                                                    4,445,716

Oil, Gas & Consumable Fuels 4.1%
Peabody Energy Corp.                                                            113,400             4,963,518
Ultra Petroleum Corp.*                                                           67,500             3,407,400
                                                                                                 ------------
                                                                                                    8,370,918

Financials 9.2%
Capital Markets 8.0%
E*TRADE Financial Corp.*                                                        335,200             3,724,072
Investors Financial Services Corp. (b)                                           80,700             3,385,365
Legg Mason, Inc.                                                                 68,350             4,843,281
Lehman Brothers Holdings, Inc.                                                   23,800             2,182,936
The Goldman Sachs Group, Inc.                                                    20,200             2,157,158
                                                                                                 ------------
                                                                                                   16,292,812

Diversified Financial Services 1.2%
Citigroup, Inc.                                                                  51,500             2,418,440
                                                                                                 ------------
Health Care 29.7%
Biotechnology 5.3%
Amgen, Inc.*                                                                     56,700             3,300,507
Charles River Laboratories International, Inc.*                                  76,500             3,623,805
Genzyme Corp.*                                                                   65,900             3,862,399
                                                                                                 ------------
                                                                                                   10,786,711

Health Care Equipment & Supplies 5.8%
C.R. Bard, Inc.                                                                  54,700             3,892,999
Fisher Scientific International, Inc.*                                           37,000             2,197,060
PerkinElmer, Inc.                                                               136,800             2,530,800
Zimmer Holdings, Inc.*                                                           39,500             3,216,090
                                                                                                 ------------
                                                                                                   11,836,949

Health Care Providers & Services 12.1%
Aetna, Inc.                                                                      60,800             4,460,896
Community Health Systems, Inc.*                                                 120,900             4,406,805
Coventry Health Care, Inc.*                                                      52,600             3,599,418
DaVita, Inc.*                                                                    54,200             2,184,260
Renal Care Group, Inc.*                                                          58,600             2,235,590
Triad Hospitals, Inc.*                                                           82,700             4,238,375
UnitedHealth Group, Inc.                                                         35,900             3,392,909
                                                                                                 ------------
                                                                                                   24,518,253

Pharmaceuticals 6.5%
Amylin Pharmaceuticals, Inc.* (b)                                                94,700             1,609,900
Celgene Corp.* (b)                                                              157,500             5,970,825
Johnson & Johnson                                                                80,300             5,510,989
                                                                                                 ------------
                                                                                                   13,091,714

Industrials 2.2%
Machinery
Caterpillar, Inc.                                                                27,800             2,447,790
Dover Corp.                                                                      53,200             1,934,352
                                                                                                 ------------
                                                                                                    4,382,142

Information Technology 25.0%
Communications Equipment 2.2%
Comverse Technologies, Inc.*                                                    196,900             4,487,351
                                                                                                 ------------
Computers & Peripherals 8.1%
Avid Technology, Inc.*                                                           69,200             3,426,092
Dell, Inc.*                                                                     119,300             4,155,219
EMC Corp.*                                                                      279,600             3,668,352
NCR Corp.*                                                                       65,700             2,168,100
QLogic Corp.*                                                                    93,500             3,107,940
                                                                                                 ------------
                                                                                                   16,525,703

Internet Software & Services 5.0%
Check Point Software Technologies Ltd.*                                         133,900             2,805,205
Fastclick, Inc.* (b)                                                             12,500               120,625
Google, Inc. "A"*                                                                12,500             2,750,000
VeriSign, Inc.* (b)                                                             166,400             4,402,944
                                                                                                 ------------
                                                                                                   10,078,774

IT Consulting & Services 1.5%
Paychex, Inc.                                                                    97,700             2,989,620
                                                                                                 ------------
Semiconductors & Semiconductor Equipment 3.2%
International Rectifier Corp.*                                                   78,300             3,330,882
Linear Technology Corp.                                                          85,900             3,070,066
                                                                                                 ------------
                                                                                                    6,400,948

Software 5.0%
Activision, Inc.*                                                               139,200             2,012,832
Cognos, Inc.*                                                                   134,700             5,097,048
Microsoft Corp.                                                                 122,000             3,086,600
                                                                                                 ------------
                                                                                                   10,196,480

Materials 1.5%
Containers & Packaging
Packaging Corp. of America                                                      133,500             2,989,065
                                                                                                 ------------
Telecommunication Services 2.5%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"* (b)                                                  215,000             5,056,800
                                                                                                 ------------

Total Common Stocks (Cost $158,239,609)                                                           189,983,576
                                                                                                 ------------
                                                                                 Shares              Value ($)

Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 2.94% (c)(d)
(Cost $15,853,649)                                                           15,853,649            15,853,649
                                                                                                 ------------
Cash Equivalents 5.6%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $11,270,230)                                                           11,270,230            11,270,230
                                                                                                 ------------

                                                                                   % of
                                                                                      Net Assets     Value ($)

Total Investment Portfolio  (Cost $187,580,983)                                   107.2           217,107,455
Other Assets and Liabilities, Net                                                  -7.2           -14,592,135
                                                                                                 ------------
Net Assets                                                                        100.0           202,515,320
                                                                                                 ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2005 amounted to $14,908,328, which is 7.4% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Development Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Development Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005